Note 15 - (Loss)/Earnings Per Common Share (Details) - Calculation of Basic and Diluted Earnings Per Share (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income:
Net (loss)/ income (in Dollars)	$ 2,896	$ 1,408	$ (63,984)
Earnings per share:
Weighted average common shares outstanding, basic	12,958,111	2,437,361	2,427,084
Warrants	2,785,339
Weighted average common shares outstanding, diluted	15,743,449	2,444,504	2,427,084
Basic (loss)/Earnings per share (in Dollars per share)	$ 0.22	$ 0.58	$ (26.36)
Diluted (loss)/Earnings per share (in Dollars per share)	$ 0.18	$ 0.58	$ (26.36)
Chief Executive Officer [Member]
Earnings per share:
Shares granted to the CEO		7,143